Summary of Inputs for Model Used (Details)	12 Months Ended
Mar. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Expected life	4 years
Performance Stock Unit Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date	$ 0.77
Risk- free interest rate	4.83%
Expected volatility (%)	54.92%
Dividend Yield	0.00%
Model used	Monte Carlo Simulation
Restricted Stock Unit Plan [member]
IfrsStatementLineItems [Line Items]
Expected volatility (%)	54.92%
Dividend Yield	0.00%
Model used	Black-Scholes Valuation
Restricted Stock Unit Plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date	$ 0.77
Risk- free interest rate	3.63%
Expected life	1
Restricted Stock Unit Plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date	$ 1.15
Risk- free interest rate	4.83%
Expected life	4 years